EQUITY (Redemption of Securities) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]		Nov. 30, 2012 Common Stock [Member]		Oct. 31, 2012 Common Stock [Member]
Class of Stock [Line Items]
Total Number of Shares Redeemed		7,794	[1]	0	[1]	0	[1]
Stock Repurchased and Retired During Period, Average Price Paid per Share		$ 6.58		$ 0		$ 0
Stock Repurchase Program, Number of Shares Repurchased to Date		11,077	[2]	3,283	[2]	3,283	[2]
Percentage of weighted-average number of outstanding shares during the 12-month period immediately prior to the effective date of the redemption that company will not redeem in excess of (in excess of 5%)	5.00%
Cash available for redemption, percentage of previous fiscal year operating cash flow	1.00%
Number of days' notice required to suspend, terminate or amend share redemption program	30 days

[1]	All redemptions of equity securities by the Company in the year ended December 31, 2012 were made pursuant to the Company's share redemption program.
[2]	The redemption program commenced on June 16, 2010 and was subsequently amended on September 29, 2011.